Document and Entity Information	Mar. 07, 2023
Cover [Abstract]
Entity Registrant Name	Permian Resources Corp
Amendment Flag	false
Entity Central Index Key	0001658566
Document Type	8-K
Document Period End Date	Mar. 07, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-37697
Entity Tax Identification Number	47-5381253
Entity Address, Address Line One	300 N. Marienfeld St.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Midland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	(432)
Local Phone Number	695-4222
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false